Share-Based Payments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 17, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amended and Restated 2009 Stock Incentive Plan [Member] | Subsequent Event [Member]
Share-Based Payments (Details) [Line Items]
Restricted stock units (in Shares)	1,105,000
Grant date fair value	$ 36,553
Amended and Restated 2009 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payments (Details) [Line Items]
Share based compensation expense		$ 11,626,000	$ 14,830,000	$ 5,829,000
Restricted stock units (in Shares)			465,711
Grant date fair value			$ 8,818,000
Unrecognized share-based compensation expense		$ 11,156,000
Expected remaining weighted average period		1 year 10 months 24 days
Weighted average grant date fair value (in Dollars per share)		$ 18.93	$ 10.86
Fair value of shares vested		$ 18,831,000	$ 7,215,000
Options vested restricted stock		$ 11,236,000
LongTerm Stock Incentive Plan [Member]
Share-Based Payments (Details) [Line Items]
Weighted average grant date fair value (in Dollars per share)		$ 18.33	$ 19.17
LongTerm Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payments (Details) [Line Items]
Share based compensation expense		$ 3,969,000	$ 3,381,000	$ 7,081,000
Restricted stock units (in Shares)		142,029
Grant date fair value		$ 2,603,000
Unrecognized share-based compensation expense		$ 3,000
Expected remaining weighted average period		1 year 9 months 18 days
Weighted average grant date fair value (in Dollars per share)		$ 18.33	$ 19.17
Fair value of shares vested		$ 5,400,000	$ 3,947,000